Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments
Disclosure of shares granted under the plan

	Average		Average
	price per share	2022	price per share	2021
As at January 1,	5.76	125,000	3.05	590,000
Granted during the year	5.57	146,115	5.76	250,000
Forfeited during the year	(5.80)	(12,500)	-	-
Exercised during the year	(5.70)	(89,430)	(3.52)	(715,000)
As at December 31,	5.62	169,185	5.76	125,000

Schedule of amounts in U.S. dollars of shares granted and accrued under each plan

	2022		2021		2020
Assignment date	Granted	Accrued	Granted	Accrued	Granted	Accrued
December 2020	—	—	—	—	1,800	1,800
December 2021	—	252	1,440	1,020	—	—
April 2022	500	317	—	—	—	—
December 2022	314	98	—	—	—	—
As at December 31,	814	667	1,440	1,020	1,800	1,800